Other Non-Current Assets - Schedule of Other Non-Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Other Non-Current Assets [Abstract]
Contract acquisition costs	¥ 29,851	$ 4,269	¥ 30,529
Value added tax recoverable			26,034
Deposit	690	99	2,439
Prepayment for property, plant and equipment	184	26	301
Total	¥ 30,725	$ 4,394	¥ 59,303